[LETTERHEAD OF PAUL HASTINGS LLP]

1(212) 318-6097

billbelitsky@paulhastings.com

June 12, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             Morgan Stanley Global Investment Solutions — Contrarian Candidates Portfolio, Series 1 (the “Trust”)

(File No. 333-195602)

Ladies and Gentlemen:

On behalf of Morgan Stanley Smith Barney LLC., Depositor of the Trust, we hereby transmit for filing under the Securities Act of 1933 a copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (“Pre-Effective Amendment No. 1”) which has been blacklined to reflect changes from the Registration Statement on Form S-6 (“Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) on April 30, 2014 (accession number 0001104659-14-032777).

The Staff of the Commission provided comments in a letter dated May 30, 2014 with respect to the Registration Statement.  Pre-Effective Amendment No. 1 incorporates revisions which address certain of the Staff’s comments, and a letter responding to the Staff’s comments has been filed with the Commission via EDGAR today as a separate correspondence filing.  It is currently anticipated that a pricing amendment of the Registration Statement, which the Depositor will request the Commission to declare effective, will be filed in mid- to late July of 2014.

Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Very truly yours,

/s/ BILL BELITSKY

Bill Belitsky
for PAUL HASTINGS LLP